FINANCIAL ASSETS AND LIABILITIES - Summary of Loans, Borrowings and Debentures (Details) (Parentheticals) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Sep. 15, 2023	Dec. 31, 2022
Weighted average
Disclosure of detailed information about borrowings [line items]
Interest Rate	6.55%		7.20%
CDI | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest Rate	11.65%		13.65%
Senior Notes Due 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Description of estimated interest rate increase for non-compliance for fulfilment of environment goals	25
Estimated interest rate increase for non-compliance for fulfilment of environment goals	4.45%
Rumo S.A. [member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount		R$ 1,500,000